Accounts receivable, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subtotal	$ 43,068	$ 37,898
> 1 year [Member]
Subtotal	43,068	37,898
6-12 months [Member]
Subtotal	0	0
3-6 months [Member]
Subtotal	0	0
2-3 months [Member]
Subtotal	0	0
1-2 months [Member]
Subtotal	0	0
Within 1 month [Member]
Subtotal	$ 0	$ 0